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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 ---------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 ---------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado    April 29, 2011
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: $208,126
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                       2

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                           FORM 13F INFORMATION TABLE

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

                                                               13F
                                                            3/31/2011
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          Column 1           Column 2 Column 3  Column 4            Column 5            Column 6  Column 7        Column 8
---------------------------- -------- -------- --------- ----------------------------- ---------- -------- ----------------------
                                                                                                              Voting Authority
                             Title of            Value   Shares or PRN                 Investment  Other
       Name of Issuer         Class    Cusip   (x 1,000)    Amount     SH/PRN Put/Call Discretion Managers   Sole    Shared None
---------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP             COM      00388130 460       13,400        SH              Sole                13,400
AKORN INC                    COM      00972810 6,707     1,162,400     SH              Sole                1,162,400
ALLOT COMMUNICATIONS LTD     COM      M0854Q10 4,924     314,451       SH              Sole                314,451
AMERICAS CAR MART INC        COM      03062T10 4,862     188,579       SH              Sole                188,579
AMERIGON INC                 COM      03070L30 1,771     116,000       SH              Sole                116,000
APOGEE ENTERPRISES INC       COM      03759810 3,491     264,700       SH              Sole                264,700
AVIAT NETWORKS INC           COM      05366Y10 4,302     832,018       SH              Sole                832,018
AXT INC                      COM      00246W10 4,009     559,200       SH              Sole                559,200
BANK OF THE OZARKS INC       COM      06390410 4,406     100,790       SH              Sole                100,790
BCD SEMICONDUCTOR MFG LTD    COM      05534720 2,431     280,400       SH              Sole                280,400
CEVA INC                     COM      15721010 2,109     78,900        SH              Sole                78,900
CHART INDS INC               COM      16115Q30 3,770     68,500        SH              Sole                68,500
CTPARTNERS EXECUTIVE SEARCH  COM      22945C10 1,899     134,200       SH              Sole                134,200
DELUXE CORP                  COM      24801910 5,918     222,975       SH              Sole                222,975
DIGITALGLOBE INC             COM      25389M87 8,430     300,750       SH              Sole                300,750
EMPLOYERS HOLDINGS INC       COM      29221810 2,595     125,600       SH              Sole                125,600
EXPONENT INC                 COM      30214U10 1,829     41,000        SH              Sole                41,000
GARDNER DENVER INC           COM      36555810 2,325     29,800        SH              Sole                29,800
GEO GROUP INC                COM      36159R10 6,418     250,300       SH              Sole                250,300
GRAHAM CORP                  COM      38455610 6,007     250,930       SH              Sole                250,930
GREENBRIER COS INC           COM      39365710 4,190     147,654       SH              Sole                147,654
GSI GROUP INC CDA NEW        COM      36191C20 4,365     423,745       SH              Sole                423,745
HFF INC                      COM      40418F10 4,368     290,400       SH              Sole                290,400
ICU MED INC                  COM      44930G10 4,517     103,170       SH              Sole                103,170
II VI INC                    COM      90210410 2,866     57,600        SH              Sole                57,600
JAZZ PHARMACEUTICALS INC     COM      47214710 5,028     157,873       SH              Sole                157,873
KMG CHEMICALS INC            COM      48256410 4,516     229,690       SH              Sole                229,690
LSB INDS INC                 COM      50216010 8,673     218,800       SH              Sole                218,800
MAIDENFORM BRANDS INC        COM      56030510 5,268     184,390       SH              Sole                184,390
MARTEN TRANS LTD             COM      57307510 3,120     139,900       SH              Sole                139,900
MATRIX SVC CO                COM      57685310 4,285     308,250       SH              Sole                308,250
MEADOWBROOK INS GRP INC      COM      58319P10 4,817     465,400       SH              Sole                465,400
METTLER TOLEDO INTERNATIONAL COM      59268810 6,416     37,300        SH              Sole                37,300
NATUS MEDICAL INC DEL        COM      63905010 4,416     262,860       SH              Sole                262,860
NETSCOUT SYS INC             COM      64115T10 1,882     68,900        SH              Sole                68,900
NVE CORP                     COM      62944520 9,060     160,810       SH              Sole                160,810
OBAGI MEDICAL PRODUCTS INC   COM      67423R10 4,391     347,400       SH              Sole                347,400
PACIFIC CONTINENTAL CORP     COM      69412V10 1,337     131,214       SH              Sole                131,214
PAR PHARMACEUTICAL COS INC   COM      69888P10 6,073     195,400       SH              Sole                195,400
PENN NATL GAMING INC         COM      70756910 3,995     107,800       SH              Sole                107,800
SUPERIOR ENERGY SVCS INC     COM      86815710 2,694     65,700        SH              Sole                65,700
SYNERGETICS USA INC          COM      87160G10 2,354     399,738       SH              Sole                399,738
TEMPUR PEDIC INTL INC        COM      88023U10 6,586     130,000       SH              Sole                130,000
TENNANT CO                   COM      88034510 3,869     92,020        SH              Sole                92,020
TYLER TECHNOLOGIES INC       COM      90225210 3,049     128,602       SH              Sole                128,602
WABASH NATL CORP             COM      92956610 3,602     311,018       SH              Sole                311,018
WATERS CORP                  COM      94184810 6,735     77,500        SH              Sole                77,500
WET SEAL INC                 COM      96184010 3,430     801,300       SH              Sole                801,300
WMS INDS INC                 COM      92929710 3,563     100,800       SH              Sole                100,800
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